DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE INFORMATION (Details 2) (Rental revenue, Magna)	12 Months Ended
Dec. 31, 2012
Rental revenue | Magna
Credit risk
Rental revenue contributed by Magna (as a percent)	97.00%